Provisions and Other Liabilities - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of other provisions [line items]
Other provisions	$ 4,023	$ 3,657
Other environment related provision
Disclosure of other provisions [line items]
Provisions	73	101
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Other provisions	3,725	3,342
Water quality management costs
Disclosure of other provisions [line items]
Other provisions	$ 1,300	1,200
Extended period	100 years
Provision for decommissioning, restoration and rehabilitation costs, closed operations
Disclosure of other provisions [line items]
Other provisions	$ 721	712
Steelmaking Coal | Water quality management costs
Disclosure of other provisions [line items]
Other provisions	$ 769	$ 673
Discount rate | Bottom of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0386	0.0405
Discount rate | Top of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0535	0.0585
Inflation rate | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0200	0.0200